Exhibit 99.22

Client Name:
Client Project Name:	JPMMT 2018-10
Start - End Dates:	6/8/2018 - 8/14/2018
Deal Loan Count:	8
Report Run Date:

Loan Level Tape Compare Upload

Loans in Report	7

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
300804744	XXX	DTI Qualifying (Back)	33.8600	35.7900
300791070	XXX	Borrower 1 Last Name	XXX	XXX
300791070	XXX	DTI Qualifying (Back)	30.4200	34.8700
300850169	XXX	Original Appraised Value	XXX	XXX
300806428	XXX	Original Appraised Value	XXX	XXX
300806428	XXX	Representative Credit Score for Grading	798	788
300789570	XXX	Combined LTV	79.27	61.21
300789570	XXX	DTI Qualifying (Back)	11.0000	41.7100
300789570	XXX	Original Appraised Value	XXX	XXX
300789570	XXX	Original Balance	XXX	XXX
300789570	XXX	Original LTV	79.27	61.21
300789570	XXX	Original P&I	4458.83	4512.54
300785381	XXX	Combined LTV	76.00	65.38
300785381	XXX	DTI Qualifying (Back)	34.2900	35.9700
300785381	XXX	Original Appraised Value	XXX	XXX
300785381	XXX	Original Balance	XXX	XXX
300785381	XXX	Original LTV	76.00	65.38
300785381	XXX	Original P&I	4884.33	4370.19
300823206	XXX	DTI Qualifying (Back)	22.0000	31.2600
300823206	XXX	Original Appraised Value	XXX	XXX
300823206	XXX	Property Type	SFR	Detached PUD

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